Commitments (Details 2) - USD ($)			1 Months Ended		3 Months Ended
	Jan. 04, 2017	Nov. 16, 2015	Sep. 21, 2016	Apr. 22, 2014	Mar. 31, 2017	Sep. 20, 2016
Commitments (Textual)
Restricted shares of common shares	123,782	33,334			93,750
Standby Equity Distribution Agreement [Member]
Commitments (Textual)
Maximum allowable distributions under equity distribution agreement				$ 5,000,000
Commitment fee amount				$ 150,000
Second SEDA Amendment [Member]
Commitments (Textual)
Maximum allowable distributions under equity distribution agreement						$ 5,000,000
Commitment fee amount			$ 150,000
Second SEDA Amendment [Member] | Restricted Stock [Member]
Commitments (Textual)
Restricted shares of common shares			161,290	85,822